Segment Reporting (Reconciliation of Adjusted OIBDA to Earnings from Continuing Operations) (Schedule) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Measurement Disclosures [Abstract]
Total segment Adjusted OIBDA from continuing operations									$ 8,522.3	$ 6,740.7	$ 4,830.9
Share-based compensation expense									(257.2)	(300.7)	(110.1)
Depreciation and amortization									(5,500.1)	(4,276.4)	(2,661.5)
Release of litigation provision									0.0	146.0	0.0
Impairment, restructuring and other operating items, net									(536.8)	(297.5)	(76.2)
Operating income	$ 273.3	$ 703.7	$ 669.5	$ 581.7	$ 517.6	$ 521.2	$ 445.1	$ 528.2	2,228.2	2,012.1	1,983.1
Interest expense									(2,544.7)	(2,286.9)	(1,673.6)
Interest and dividend income									31.7	113.1	42.1
Realized and unrealized gains (losses) on derivative instruments, net									88.8	(1,020.4)	(1,070.3)
Foreign currency transaction gains (losses), net									(836.5)	349.3	438.4
Realized and unrealized gains (losses) due to changes in fair values of certain investments, net									205.2	524.1	(10.2)
Losses on debt modification, extinguishment and conversion, net (note 10)									(186.2)	(212.2)	(213.8)
Other expense, net									(42.4)	(5.6)	(4.6)
Loss from continuing operations before income taxes									$ (1,055.9)	$ (526.5)	$ (508.9)